UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21700

Tortoise North American Energy Corporation
(Exact name of registrant as specified in charter)

10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Address of principal executive offices) (Zip code)

David J. Schulte
10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2007

Item 1. Schedule of Investments.
(Unaudited)
	August 31, 2007
	Shares	Value
Trusts — 61.8%(1)
Canada — 61.8%(1)
Coal — 1.8%(1)
Royal Utilities Income Fund	188,600	$2,188,453

Crude/Refined Products Pipeline — 11.4%(1)
Pembina Pipeline Income Fund	899,100	14,171,662

Electric Generation/Services — 6.3%(1)
Boralex Power Income Fund	303,800	2,725,193
Innergex Power Income Fund	216,800	2,525,945
Northland Power Income Fund	219,900	2,584,976
		7,836,114
Oil and Gas Royalty Trusts — 8.2%(1)
ARC Energy Trust	177,200	3,422,476
Crescent Point Energy Trust	280,000	5,079,094
Enerplus Resources Fund	39,200	1,659,790
		10,161,360
Natural Gas Gathering/Processing — 30.9%(1)
AltaGas Income Trust	468,500	11,857,838
AltaGas Utility Group Inc.	4,685	33,727
Keyera Facilities Income Fund	870,000	14,479,398
Spectra Energy Income Fund (2)	1,329,050	11,984,992
		38,355,955
Natural Gas/Natural Gas Liquids Pipelines — 3.2%(1)
Enbridge Income Fund	408,200	4,056,094
Total Trusts (Cost $79,075,187)		76,769,638

Common Stock — 9.4%(1)

Canada — 0.4%(1)
Natural Gas/Natural Gas Liquids Pipelines — 0.4%(1)
Enbridge Inc.	5,900	198,830
TransCanada Corporation	8,300	289,089
		487,919
Republic of the Marshall Islands — 5.7%(1)
Shipping — 5.7%(1)
Seaspan Corporation	222,300	7,138,053

United States — 3.3%(1)
Global Infrastructure — 3.3%(1)
Macquarie Infrastructure Company Trust	100,600	4,069,270

Total Common Stock (Cost $9,443,265)		11,695,242

Master Limited Partnerships and
Related Companies — 64.0%(1)

Republic of the Marshall Islands — 1.9%(1)
Shipping — 1.9%(1)
Teekay Offshore Partners L.P.	80,258	$2,364,401

United States — 62.1%(1)
Crude/Refined Products Pipeline — 38.7%(1)
Enbridge Energy Management, L.L.C.(3)	277,713	14,468,847
Kinder Morgan Management, LLC(3) (4)	341,044	16,417,858
Magellan Midstream Partners, L.P.	176,500	7,589,500
NuStar Energy L.P.	16,500	1,026,795
Plains All American Pipeline, L.P.	107,278	6,173,849
SemGroup Energy Partners, L.P.	21,000	630,840
TEPPCO Partners, L.P.	44,577	1,789,767
		48,097,456

Natural Gas/Natural Gas Liquids Pipelines — 20.9%(1)
Energy Transfer Partners, L.P.	134,600	7,004,584
Enterprise Products Partners L.P.	267,210	7,885,367
ONEOK Partners, L.P.	48,200	3,084,318
TC PipeLines, LP	216,951	8,061,899
		26,036,168
Propane Distribution — 2.5%(1)
Inergy, L.P.	94,386	3,074,152

Total Master Limited Partnerships and
Related Companies (Cost $61,120,779)		79,572,177

Corporate Bonds — 12.1%(1)	Principal Amount
Canada — 4.8%(1)
Oil Sands Producers — 4.8%(1)
OPTI Canada Inc., 7.875%, 12/15/2014(5)	$3,500,000	3,508,750
OPTI Canada Inc., 8.25%, 12/15/2014(5)	2,500,000	2,531,250
		6,040,000
United States — 7.3%(1)
Crude/Refined Products Pipeline — 5.7%(1)
SemGroup, L.P., 8.75%, 11/15/2015(5)	7,300,000	7,026,250

Electric Generation/Services — 1.6%(1)
NRG Energy, Inc., 7.25%, 2/1/2014	1,000,000	990,000
NRG Energy, Inc., 7.375%, 2/1/2016	1,000,000	987,500
		1,977,500
Total Corporate Bonds (Cost $15,391,637)		15,043,750

Short-Term Investments — 0.1%(1)
Ireland — 0.0%(1)	Shares
Fidelity Institutional Cash Fund PLC, 4.48%(6) (7)	35,202	$33,345

United States — 0.1%(1)
First American Government Obligations Fund - Class Y, 4.91%(6)	109,772	109,772
Total Short-Term Investments (Cost $142,517)		143,117

Total Investments — 147.4%(1) (Cost $165,173,385)		183,223,924
Auction Rate Senior Notes — (32.2%)(1)		(40,000,000)
Interest Rate Swap Contracts — (0.3%)(1)
$55,000,000 notional — Unrealized Depreciation, Net		(370,975)
Forward Foreign Currency Contracts — (0.7%)(1)
Canadian Dollar Currency Contracts— Unrealized Depreciation		(914,185)
Other Assets and Liabilities — (2.1%)(1)		(2,683,553)
Preferred Shares at Redemption Value — (12.1%)(1)		(15,000,000)

Total Net Assets Applicable to Common
Stockholders — 100.0%(1)		$124,255,211

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) Affiliated investment; the Company owns 5% or more of the outstanding voting securities of the issuer.
(3) Security distributions are paid-in-kind.
(4) All or a portion of the security is segregated as collateral for the unrealized depreciation of interest rate swap contracts and forward foreign currency contracts.
(5) Security is deemed to be restricted.
(6) Rate reported is the current yield as of August 31, 2007.
(7) Value of shares denominated in Canadian dollars.

Certain of the Company’s investments are restricted and are valued as determined in accordance with procedures established by the Board of Directors.  The table below shows the principal amount, acquisition dates, acquisition cost and percent of net assets which the securities comprise.
Company	Security	Principal Amount	Acquisition Dates	Acquisition Cost	Percent of Net Assets
OPTI Canada, Inc.	Corporate Bond	$ 3,500,000	06/25/07	$ 3,500,000	2.8%
OPTI Canada, Inc.	Corporate Bond	2,500,000	12/08/06-12/14/06	2,533,250	2.0
SemGroup, L.P.	Corporate Bond	7,300,000	11/04/05-02/21/06	7,370,290	5.7
				$13,403,540	10.5%

Investments representing 5 percent or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the Investment Company Act of 1940. The aggregate market value of the affiliated security held by the Company as of August 31, 2007 amounted to $11,984,992, representing 9.6 percent of net assets applicable to common stockholders.  A summary of affiliated transactions for the company which was an affiliate at August 31, 2007 or during the period from December 1, 2006 through August 31, 2007, is as follows:
	Share Balance 11/30/06	Gross Additions	Gross Reductions	Realized Gain (Loss)	Dividend Income	August 31, 2007
						Share Balance	Market Value
Spectra Energy Income Fund(1)	1,297,550	$ 288,330	$ -	$ -	$735,534(2)	1,329,050	$11,984,992

(1) Formerly Duke Energy Income Fund
(2) Gross dividend received.

As of August 31, 2007, the aggregate cost of securities for federal income tax purposes was $163,477,222.  At August 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $23,897,219, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,150,517 and the net unrealized appreciation was $19,746,702.

Item 2. Controls and Procedures.

(a)
The registrant’s President and Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TORTOISE NORTH AMERICAN ENERGY CORPORATION

Date: October 29, 2007	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

TORTOISE NORTH AMERICAN ENERGY CORPORATION

Date: October 29, 2007	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Date: October 29, 2007	By:	/s/ Terry Matlack
Terry Matlack
Chief Financial Officer